Preferred, Common Stock and Additional Paid-in Capital - Share Repurchase Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	22 Months Ended	29 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2012 Reinstatement Of Share Repurchase Plan	Jun. 30, 2013 Treasury Stock	Jun. 30, 2012 Treasury Stock	Dec. 31, 2010 Treasury Stock
Share Re-purchase plan
Share repurchase plan - authorized amount		$ 30,000	$ 3,000
Share repurchase program - maximum share price			$ 1.3
Share repurchase plan - shares repurchased and cancelled				61,730	0	0
Repurchase of common shares	$ 861